Other Payables - Summary of other payables (Detail) - USD ($)	Jun. 30, 2022		Dec. 31, 2021		Dec. 31, 2020
Other Liabilities Disclosure [Abstract]
Provision for profit sharing program	$ 780,127	[1]	$ 59,855	[1]	$ 2,793
Accruals related to payroll	696,710	[2]	455,392	[2]	172,795
Advances from customers	405,000	[3]	405,000	[3]	0
Social charges payable	398,074	[4]	163,384	[4]	17,688
Long-term incentive plan	164,290	[5]	183,041	[5]	43,818
Income tax payable	129,708		0
Advanced payments related to service arrangements	128,503		52,405		2,762
Total	2,702,412		1,319,077		239,856
Current portion	2,159,603		616,156		199,278
Non-current portion	$ 542,809		$ 702,921		$ 40,578

[1]	Refers to accruals for Profit Sharing programs.
[2]	Refers to accruals related to personnel obligations recorded in the financial statements, including mainly vacation expenses and other minor expenses.
[3]	Refers to advances from customers which have signed a letter of intent to purchase eVTOLs.
[4]	Refers to social charges and taxes applicable in relation to personnel compensation.
[5]	These represent the ERJ’s LTIP obligations. The balance presented as of December 31, 2021 was carved-out from ERJ and the balance as of June 30, 2022 relates to the LTIP obligation assumed by Eve towards certain grantees transferred from ERJ to Eve during the period.